Revenue recognition - Geographic (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Geographical information
Net sales	€ 21,852	€ 23,315	€ 22,563
Satisfied performance obligations	2,100	1,900
Asia Pacific
Geographical information
Net sales	3,847	4,556	4,081
Europe
Geographical information
Net sales	6,620	6,620	6,489
Greater China
Geographical information
Net sales	1,376	1,843	2,165
Latin America
Geographical information
Net sales	995	1,472	1,380
Middle East and Africa
Geographical information
Net sales	1,893	1,876	1,874
North America
Geographical information
Net sales	€ 7,121	€ 6,948	€ 6,574